Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 19,016	$ 18,301	$ 17,243
Increases in unrecognized tax benefits as a result of tax positions taken during the year	2,376	1,821	4,269
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year, net	(869)	(121)	(1,582)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(890)	(985)	(1,629)
Balance at end of year	$ 19,633	$ 19,016	$ 18,301